iShares
®
India 50 ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Bharat Electronics Ltd. .................... 1,736,767 $ 7,730,696
a
Automobiles  —  7 .0%
Bajaj Auto Ltd. .......................... 53,803 5,596,406
Eicher Motors Ltd. ....................... 66,796 5,437,370
Mahindra & Mahindra Ltd. .................. 432,167 17,848,086
Maruti Suzuki India Ltd. ................... 63,562 11,821,259
Tata Motors Passenger Vehicles Ltd. ........... 1,016,074 4,158,247
44,861,368
a
Banks  —  29 .8%
Axis Bank Ltd. .......................... 1,385,856 19,596,679
HDFC Bank Ltd. ........................ 7,396,776 81,711,385
ICICI Bank Ltd. ......................... 3,439,199 51,473,037
Kotak Mahindra Bank Ltd. .................. 711,931 17,463,990
State Bank of India ....................... 2,008,000 21,965,694
192,210,785
a
Chemicals  —  1 .0%
Asian Paints Ltd. ........................ 218,631 6,745,055
a
Construction & Engineering  —  4 .0%
Larsen & Toubro Ltd. ..................... 567,864 25,808,363
a
Construction Materials  —  2 .1%
Grasim Industries Ltd. ..................... 184,705 5,816,626
UltraTech Cement Ltd. .................... 57,320 7,521,294
13,337,920
a
Consumer Finance  —  3 .4%
Bajaj Finance Ltd. ....................... 1,283,988 14,119,999
Shriram Finance Ltd. ..................... 677,159 7,514,867
21,634,866
a
Electric Utilities  —  1 .0%
Power Grid Corp. of India Ltd. ............... 2,196,374 6,476,576
a
Financial Services  —  1 .8%
Bajaj Finserv Ltd. ........................ 276,794 6,289,326
Jio Financial Services Ltd. .................. 1,584,710 5,204,721
11,494,047
a
Food & Beverages  —  0 .0%
Kwality Wall's India Ltd.
(a)
.................. 458,872 205,238
a
Food Products  —  1 .4%
Nestle India Ltd. ........................ 346,634 4,966,917
Tata Consumer Products Ltd. ................ 314,757 4,174,304
9,141,221
a
Health Care Providers & Services  —  1 .3%
Apollo Hospitals Enterprise Ltd. .............. 49,779 3,903,600
Max Healthcare Institute Ltd. ................ 359,453 4,180,949
8,084,549
a
Hotels, Restaurants & Leisure  —  1 .7%
Eternal Ltd.
(a)
........................... 3,474,483 10,767,360
a
Independent Power and Renewable Electricity Producers  —  1 .3%
NTPC Ltd. ............................ 2,298,885 8,438,604
a
Security Shares Value
a
Insurance  —  1 .4%
HDFC Life Insurance Co. Ltd.
(b)
.............. 519,687 $ 4,341,674
SBI Life Insurance Co. Ltd.
(b)
................ 216,989 4,918,496
9,260,170
a
IT Services  —  10 .4%
HCL Technologies Ltd. .................... 510,235 9,221,673
Infosys Ltd. ............................ 1,693,950 30,506,147
Tata Consultancy Services Ltd. .............. 493,769 17,641,960
Tech Mahindra Ltd. ...................... 307,861 5,453,035
Wipro Ltd. ............................. 1,380,032 4,045,951
66,868,766
a
Metals & Mining  —  3 .2%
Hindalco Industries Ltd. ................... 702,268 6,930,872
JSW Steel Ltd. ......................... 456,340 5,919,035
Tata Steel Ltd. .......................... 4,009,904 8,032,861
20,882,768
a
Oil, Gas & Consumable Fuels  —  10 .4%
Coal India Ltd. .......................... 1,097,789 4,876,504
Oil & Natural Gas Corp. Ltd. ................ 1,877,931 5,025,283
Reliance Industries Ltd. ................... 3,265,223 57,136,880
67,038,667
a
Passenger Airlines  —  1 .0%
InterGlobe Aviation Ltd.
(b)
.................. 109,331 6,166,860
a
Personal Care Products  —  1 .7%
Hindustan Unilever Ltd. .................... 429,104 11,058,108
a
Pharmaceuticals  —  2 .9%
Cipla Ltd. ............................. 271,976 4,571,316
Dr Reddy's Laboratories Ltd. ................ 294,556 4,165,461
Sun Pharmaceutical Industries Ltd. ............ 512,064 9,804,892
18,541,669
a
Specialty Retail  —  0 .8%
Trent Ltd. ............................. 107,271 5,115,844
a
Textiles, Apparel & Luxury Goods  —  1 .4%
Titan Co. Ltd. .......................... 200,089 9,032,694
a
Tobacco  —  3 .2%
ITC Ltd. .............................. 4,659,597 20,912,756
a
Trading Companies & Distributors  —  0 .5%
Adani Enterprises Ltd. .................... 125,887 3,137,266
a
Transportation Infrastructure  —  0 .9%
Adani Ports & Special Economic Zone Ltd. ....... 334,624 5,477,811
a
Wireless Telecommunication Services  —  4 .9%
Bharti Airtel Ltd. ......................... 1,347,514 31,628,151
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 467,877,372 ) .............................. 642,058,178
a
Short-Term Securities
Money Market Funds  —  5 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
........................... 33,142,176 33,142,176
a
Total Short-Term Securities — 5.1%
(Cost: $ 33,142,176 ) ............................... 33,142,176

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
India 50 ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Value
Total Investments — 104 .8%
(Cost: $ 501,019,548 ) .............................. $ 675,200,354
Liabilities in Excess of Other Assets — ( 4 .8 ) % ............. (31,014,847)
Net Assets — 100.0% ............................... $ 644,185,507
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 10,220,000  $ 22,922,176
(a)
$ —  $ —  $ —  $ 33,142,176  33,142,176  $ 945,172  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC Nifty 50 Index ................................................................... 11 01/27/26 $ 579 $ (1,142)

iShares
®
India 50 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 642,058,178  $ —  $ 642,058,178
Short-Term Securities
Money Market Funds ...................................... 33,142,176  —  —  33,142,176
$ 33,142,176  $ 642,058,178  $ —  $ 675,200,354
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,142) $ —  $ —  $ (1,142)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)